ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM
April 25, 2012
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (the “Trust”)
(Registration Nos. 333-148624 and 811-22167)
Ladies and Gentlemen:
          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that:
          1. the definitive form of Prospectuses and definitive form of Statement of Additional Information, each dated April 2, 2012, for all series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement on file with the Commission; and
          2. the text of the Trust’s most recent amendment to its registration statement was filed electronically with the Commission on March 30, 2012 pursuant to Rule 485(b) under the Securities Act.
          This filing pursuant to Rule 497(j) was intended to be submitted electronically within five days after post-effective amendment number 38 to the Trust’s registration statement (accession number 0000950123-12-005542). Please contact me at (617) 235-4929 with any questions or comments regarding this matter.
Kind regards,
/s/ Lisa Ragosta
Lisa Ragosta, Esq.

cc:	Thomas J. Fuccillo, Esq.
Angela Borreggine, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.
Timothy Cormier, Esq.